Fund Overview Key Facts About BlackRock Large Cap Core Fund
Investment Objective

The investment objective of BlackRock Large Cap Core Fund ("Core Fund" or the "Fund"), a series of BlackRock Large Cap Series Funds, Inc. (the "Corporation"), is to seek long-term capital growth. In other words, the Fund tries to choose investments that will increase in value.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of Core Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in the fund complex advised by BlackRock Advisors, LLC ("BlackRock"). More information about these and other discounts is available from your financial professional and in the "Details About the Share Classes" section on page 28 of the Fund's prospectus and in the "Purchase of Shares" section on page II-57 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (BlackRock Large Cap Core Fund) (INV INST) BlackRock Large Cap Core Fund	Investor A Shares		Investor B Shares		Investor C Shares		Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.25%		none		none		none	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	4.50%	[2]	1.00%	[3]	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	The CDSC is 4.50% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on Investor B Shares. (See the section "Details About the Share Classes — Investor B Shares" in the Fund's prospectus for the complete schedule of CDSCs.)
[3]	There is no CDSC on Investor C Shares after one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[4]
Annual Fund Operating Expenses (BlackRock Large Cap Core Fund) (INV INST) BlackRock Large Cap Core Fund		Investor A Shares	Investor B Shares	Investor C Shares	Institutional Shares	Class R Shares
Management Fee	[1]	0.46%	0.46%	0.46%	0.46%	0.46%
Distribution and/or Service (12b-1) Fees	[1]	0.25%	1.00%	1.00%	none	0.50%
Other Expenses	[1]	0.54%	0.70%	0.56%	0.52%	0.58%
Administration Fees	[1][2]	0.25%	0.25%	0.25%	0.25%	0.25%
Miscellaneous Other Expenses	[1]	0.29%	0.45%	0.31%	0.27%	0.33%
Total Annual Fund Operating Expenses	[1]	1.25%	2.16%	2.02%	0.98%	1.54%
Fee Waivers and/or Expense Reimbursements	[1][2]	(0.11%)	(0.19%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][2]	1.14%	1.97%	2.02%	0.98%	1.54%
[1]	The fees and expenses shown in the table and the example that follows include both the expenses of Core Fund and Core Fund's share of the allocated expenses of Master Large Cap Core Portfolio (the "Master Core Portfolio"). Management fees are paid by the Master Core Portfolio.
[2]	As described in the "Management of the Funds" section of the Fund's prospectus on pages 43-48, BlackRock has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 1.14% (for Investor A Shares) and 1.97% (for Investor B Shares) until February 1, 2012. The agreement may be terminated upon 90 days' notice by a majority of the non-interested directors of the Corporation or by a vote of a majority of the outstanding voting securities of Core Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (BlackRock Large Cap Core Fund) (INV INST) BlackRock Large Cap Core Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor A Shares	635	890	1,165	1,948
Investor B Shares	650	1,008	1,342	2,246
Investor C Shares	305	634	1,088	2,348
Institutional Shares	100	312	542	1,201
Class R Shares	157	486	839	1,834

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (BlackRock Large Cap Core Fund) (INV INST) BlackRock Large Cap Core Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor B Shares	200	658	1,142	2,246
Investor C Shares	205	634	1,088	2,348

Portfolio Turnover:

Master Core Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect Master Core Portfolio's performance. During the most recent fiscal year, Master Core Portfolio's portfolio turnover rate was 173% of the average value of its portfolio.

Principal Investment Strategies of the Fund

Core Fund seeks to achieve its objective by investing at least 80% of its assets in equity securities, primarily common stock, of large cap companies located in the United States that BlackRock selects from among those that are, at the time of purchase, included in the Fund's benchmark, the Russell 1000® Index.Equity securities consist primarily of common stock, preferred stock, securities convertible into common stock and securities or other instruments whose price is linked to the value of common stock. Large cap companies are companies that at the time of purchase have a market capitalization equal to or greater than the top 80% of the companies that comprise the Russell 1000® Index. As of June 30, 2010, the most recent rebalance date, the lowest market capitalization in this group was  $2.2 billion. The market capitalizations of companies in the index change with market conditions and the composition of the index.

The Fund will use an investment approach that blends growth and value. Growth companies are those whose earnings growth potential appears to the Fund management team to be greater than the market in general and whose revenue growth is expected to continue for an extended period. Stocks of growth companies typically pay relatively low dividends and sell at relatively high valuations. Value companies are those that appear to be undervalued by the market as measured by certain financial formulas.

The Fund is a "feeder" fund that invests all of its assets in Master Core Portfolio, a series of Master Large Cap Series LLC (the "Master LLC"), which has the same investment objective and strategies as the Fund. All investments are made at the Master Core Portfolio level. This structure is sometimes called a "master/feeder" structure. The Fund's investment results will correspond directly to the investment results of Master Core Portfolio. For simplicity, the prospectus uses the terms "Core Fund" or "Fund" (as applicable) to include Master Core Portfolio.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in Core Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

■	Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

■

Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when the investment style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investment styles.

■

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Performance Information

The information shows you how Core Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund's performance to that of the Russell 1000® Index. The returns for Class R Shares prior to January 3, 2003, the commencement of operations of Class R Shares, are based upon the performance of the Fund's Institutional Shares. The returns for Class R Shares, however, are adjusted to reflect the distribution and service (12b-1) fees applicable to Class R Shares. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund's returns would have been lower. Updated information on the Fund's results can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.

Investor A Shares ANNUAL TOTAL RETURNS[1] Core Fund As of 12/31

[1]	A portion of the Fund's total return was attributable to proceeds received in the fiscal period ended September 30, 2009 in a settlement of litigation.

During the ten-year period shown in the bar chart, the highest return for a quarter was 14.87% (quarter ended June 30, 2003) and the lowest return for a quarter was -18.70% (quarter ended December 31, 2008).

As of 12/31/10 Average Annual Total Returns
Average Annual Total Returns (BlackRock Large Cap Core Fund) (INV INST) BlackRock Large Cap Core Fund	1 Year	5 Years		10 Years
Investor A Shares	5.19%	(1.29%)	[1]	2.25%	[1]
Investor A Shares Return After Taxes on Distributions	5.00%	(1.89%)	[1]	1.81%	[1]
Investor A Shares Return After Taxes on Distributions and Sale of Shares	3.37%	(1.14%)	[1]	1.89%	[1]
Investor B Shares	5.67%	(1.35%)	[1]	2.17%	[1]
Investor C Shares	9.15%	(1.06%)	[1]	1.97%	[1]
Institutional Shares	11.21%	0.01%	[1]	3.04%	[1]
Class R Shares	10.56%	(0.59%)	[1]	2.52%	[1]
Russell 1000 Index (Reflects no deduction for fees, expenses or taxes)	16.10%	2.59%	[1]	1.83%	[1]
[1]	A portion of the Fund's total return was attributable to proceeds received in the fiscal period ended September 30, 2009 in a settlement of litigation.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor B, Investor C, Institutional and Class R Shares will vary.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2010
Registrant Name	dei_EntityRegistrantName	BLACKROCK LARGE CAP SERIES FUNDS, INC.
Central Index Key	dei_EntityCentralIndexKey	0001097077
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 2, 2011
Document Effective Date	dei_DocumentEffectiveDate	Feb 2, 2011
Prospectus Date	rr_ProspectusDate	Jan 28, 2011
BlackRock Large Cap Core Fund | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fee	rr_ManagementFeesOverAssets	0.46%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.54%	[2]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.25%	[2],[3]
Miscellaneous Other Expenses	rr_Component3OtherExpensesOverAssets	0.29%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%	[2]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.14%	[2],[3]
1 Year	rr_ExpenseExampleYear01	635
3 Years	rr_ExpenseExampleYear03	890
5 Years	rr_ExpenseExampleYear05	1,165
10 Years	rr_ExpenseExampleYear10	1,948
Annual Return 2001	rr_AnnualReturn2001	(5.18%)	[4]
Annual Return 2002	rr_AnnualReturn2002	(18.12%)	[4]
Annual Return 2003	rr_AnnualReturn2003	31.64%	[4]
Annual Return 2004	rr_AnnualReturn2004	15.37%	[4]
Annual Return 2005	rr_AnnualReturn2005	13.05%	[4]
Annual Return 2006	rr_AnnualReturn2006	12.79%	[4]
Annual Return 2007	rr_AnnualReturn2007	4.86%	[4]
Annual Return 2008	rr_AnnualReturn2008	(37.47%)	[4]
Annual Return 2009	rr_AnnualReturn2009	20.46%	[4]
Annual Return 2010	rr_AnnualReturn2010	11.02%	[4]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.70%)
1 Year	rr_AverageAnnualReturnYear01	5.19%
5 Years	rr_AverageAnnualReturnYear05	(1.29%)	[5]
10 Years	rr_AverageAnnualReturnYear10	2.25%	[5]
BlackRock Large Cap Core Fund | Investor A Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.00%
5 Years	rr_AverageAnnualReturnYear05	(1.89%)	[5]
10 Years	rr_AverageAnnualReturnYear10	1.81%	[5]
BlackRock Large Cap Core Fund | Investor A Shares | Return After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.37%
5 Years	rr_AverageAnnualReturnYear05	(1.14%)	[5]
10 Years	rr_AverageAnnualReturnYear10	1.89%	[5]
BlackRock Large Cap Core Fund | Investor B Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.50%	[6]
Management Fee	rr_ManagementFeesOverAssets	0.46%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.70%	[2]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.25%	[2],[3]
Miscellaneous Other Expenses	rr_Component3OtherExpensesOverAssets	0.45%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.16%	[2]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.97%	[2],[3]
1 Year	rr_ExpenseExampleYear01	650
3 Years	rr_ExpenseExampleYear03	1,008
5 Years	rr_ExpenseExampleYear05	1,342
10 Years	rr_ExpenseExampleYear10	2,246
1 Year	rr_ExpenseExampleNoRedemptionYear01	200
3 Years	rr_ExpenseExampleNoRedemptionYear03	658
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,142
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,246
1 Year	rr_AverageAnnualReturnYear01	5.67%
5 Years	rr_AverageAnnualReturnYear05	(1.35%)	[5]
10 Years	rr_AverageAnnualReturnYear10	2.17%	[5]
BlackRock Large Cap Core Fund | Investor C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[7]
Management Fee	rr_ManagementFeesOverAssets	0.46%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.56%	[2]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.25%	[2],[3]
Miscellaneous Other Expenses	rr_Component3OtherExpensesOverAssets	0.31%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.02%	[2]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.02%	[2],[3]
1 Year	rr_ExpenseExampleYear01	305
3 Years	rr_ExpenseExampleYear03	634
5 Years	rr_ExpenseExampleYear05	1,088
10 Years	rr_ExpenseExampleYear10	2,348
1 Year	rr_ExpenseExampleNoRedemptionYear01	205
3 Years	rr_ExpenseExampleNoRedemptionYear03	634
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,088
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,348
1 Year	rr_AverageAnnualReturnYear01	9.15%
5 Years	rr_AverageAnnualReturnYear05	(1.06%)	[5]
10 Years	rr_AverageAnnualReturnYear10	1.97%	[5]
BlackRock Large Cap Core Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.46%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.52%	[2]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.25%	[2],[3]
Miscellaneous Other Expenses	rr_Component3OtherExpensesOverAssets	0.27%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%	[2]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.98%	[2],[3]
1 Year	rr_ExpenseExampleYear01	100
3 Years	rr_ExpenseExampleYear03	312
5 Years	rr_ExpenseExampleYear05	542
10 Years	rr_ExpenseExampleYear10	1,201
1 Year	rr_AverageAnnualReturnYear01	11.21%
5 Years	rr_AverageAnnualReturnYear05	0.01%	[5]
10 Years	rr_AverageAnnualReturnYear10	3.04%	[5]
BlackRock Large Cap Core Fund | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.46%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.58%	[2]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.25%	[2],[3]
Miscellaneous Other Expenses	rr_Component3OtherExpensesOverAssets	0.33%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%	[2]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.54%	[2],[3]
1 Year	rr_ExpenseExampleYear01	157
3 Years	rr_ExpenseExampleYear03	486
5 Years	rr_ExpenseExampleYear05	839
10 Years	rr_ExpenseExampleYear10	1,834
1 Year	rr_AverageAnnualReturnYear01	10.56%
5 Years	rr_AverageAnnualReturnYear05	(0.59%)	[5]
10 Years	rr_AverageAnnualReturnYear10	2.52%	[5]
BlackRock Large Cap Core Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Overview Key Facts About BlackRock Large Cap Core Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of BlackRock Large Cap Core Fund ("Core Fund" or the "Fund"), a series of BlackRock Large Cap Series Funds, Inc. (the "Corporation"), is to seek long-term capital growth. In other words, the Fund tries to choose investments that will increase in value.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of Core Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in the fund complex advised by BlackRock Advisors, LLC ("BlackRock"). More information about these and other discounts is available from your financial professional and in the "Details About the Share Classes" section on page 28 of the Fund's prospectus and in the "Purchase of Shares" section on page II-57 of the Fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Master Core Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect Master Core Portfolio's performance. During the most recent fiscal year, Master Core Portfolio's portfolio turnover rate was 173% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	173.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC ("BlackRock").
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Core Fund seeks to achieve its objective by investing at least 80% of its assets in equity securities, primarily common stock, of large cap companies located in the United States that BlackRock selects from among those that are, at the time of purchase, included in the Fund's benchmark, the Russell 1000® Index.Equity securities consist primarily of common stock, preferred stock, securities convertible into common stock and securities or other instruments whose price is linked to the value of common stock. Large cap companies are companies that at the time of purchase have a market capitalization equal to or greater than the top 80% of the companies that comprise the Russell 1000® Index. As of June 30, 2010, the most recent rebalance date, the lowest market capitalization in this group was  $2.2 billion. The market capitalizations of companies in the index change with market conditions and the composition of the index.

The Fund will use an investment approach that blends growth and value. Growth companies are those whose earnings growth potential appears to the Fund management team to be greater than the market in general and whose revenue growth is expected to continue for an extended period. Stocks of growth companies typically pay relatively low dividends and sell at relatively high valuations. Value companies are those that appear to be undervalued by the market as measured by certain financial formulas.

The Fund is a "feeder" fund that invests all of its assets in Master Core Portfolio, a series of Master Large Cap Series LLC (the "Master LLC"), which has the same investment objective and strategies as the Fund. All investments are made at the Master Core Portfolio level. This structure is sometimes called a "master/feeder" structure. The Fund's investment results will correspond directly to the investment results of Master Core Portfolio. For simplicity, the prospectus uses the terms "Core Fund" or "Fund" (as applicable) to include Master Core Portfolio.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Core Fund seeks to achieve its objective by investing at least 80% of its assets in equity securities, primarily common stock, of large cap companies located in the United States that BlackRock selects from among those that are, at the time of purchase, included in the Fund's benchmark, the Russell 1000® Index.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. The value of your investment in Core Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

■	Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

■

Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when the investment style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investment styles.

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Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information shows you how Core Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund's performance to that of the Russell 1000® Index. The returns for Class R Shares prior to January 3, 2003, the commencement of operations of Class R Shares, are based upon the performance of the Fund's Institutional Shares. The returns for Class R Shares, however, are adjusted to reflect the distribution and service (12b-1) fees applicable to Class R Shares. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund's returns would have been lower. Updated information on the Fund's results can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how Core Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 882-0052.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.blackrock.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Investor A Shares ANNUAL TOTAL RETURNS[1] Core Fund As of 12/31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the ten-year period shown in the bar chart, the highest return for a quarter was 14.87% (quarter ended June 30, 2003) and the lowest return for a quarter was -18.70% (quarter ended December 31, 2008).

Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/10 Average Annual Total Returns
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	However, the table includes all applicable fees and sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor B, Investor C, Institutional and Class R Shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor B, Investor C, Institutional and Class R Shares will vary.

BlackRock Large Cap Core Fund | Russell 1000 Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.10%
5 Years	rr_AverageAnnualReturnYear05	2.59%	[5]
10 Years	rr_AverageAnnualReturnYear10	1.83%	[5]

[1]	A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	The fees and expenses shown in the table and the example that follows include both the expenses of Core Fund and Core Fund's share of the allocated expenses of Master Large Cap Core Portfolio (the "Master Core Portfolio"). Management fees are paid by the Master Core Portfolio.
[3]	As described in the "Management of the Funds" section of the Fund's prospectus on pages 43-48, BlackRock has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 1.14% (for Investor A Shares) and 1.97% (for Investor B Shares) until February 1, 2012. The agreement may be terminated upon 90 days' notice by a majority of the non-interested directors of the Corporation or by a vote of a majority of the outstanding voting securities of Core Fund.
[4]	A portion of the Fund's total return was attributable to proceeds received in the fiscal period ended September 30, 2009 in a settlement of litigation.
[5]	A portion of the Fund's total return was attributable to proceeds received in the fiscal period ended September 30, 2009 in a settlement of litigation.
[6]	The CDSC is 4.50% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on Investor B Shares. (See the section "Details About the Share Classes — Investor B Shares" in the Fund's prospectus for the complete schedule of CDSCs.)
[7]	There is no CDSC on Investor C Shares after one year.